Segment Information (Details) $ in Millions	3 Months Ended		10 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Oct. 16, 2017 segment
Segment Reporting [Abstract]
Number of Operating Segments | segment	3		2
Segment Reporting Information [Line Items]
REVENUE	$ 211.2	$ 374.3
Operating expenses:
Direct operating costs (excluding items below)	157.4	171.3
Cost, Depreciation, Amortization and Depletion	97.9	99.1
Selling, general and administrative	25.6	24.2
Other operating items	1.3	3.4
Equity in losses of unconsolidated subsidiary	(1.3)	0.0
INCOME (LOSS) FROM OPERATIONS	(72.3)	76.3
Deepwater Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	52.1	160.7
Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	150.1	213.6
Operating Segments [Member]
Segment Reporting Information [Line Items]
REVENUE	269.5	374.3
Operating expenses:
Direct operating costs (excluding items below)	190.8	171.3
Cost, Depreciation, Amortization and Depletion	114.5	99.1
Selling, general and administrative	32.0	24.2
Other operating items	1.4	3.4
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	(69.2)	76.3
Operating Segments [Member] | Deepwater Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	52.1	160.7
Operating expenses:
Direct operating costs (excluding items below)	29.0	44.9
Cost, Depreciation, Amortization and Depletion	26.9	28.3
Selling, general and administrative	0.0	0.0
Other operating items	0.0	0.0
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	(3.8)	87.5
Operating Segments [Member] | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	150.1	213.6
Operating expenses:
Direct operating costs (excluding items below)	128.4	126.4
Cost, Depreciation, Amortization and Depletion	70.3	70.1
Selling, general and administrative	0.0	0.0
Other operating items	1.3	3.4
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	(49.9)	13.7
Operating Segments [Member] | ARO Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	58.3	0.0
Operating expenses:
Direct operating costs (excluding items below)	33.4	0.0
Cost, Depreciation, Amortization and Depletion	16.6	0.0
Selling, general and administrative	6.4	0.0
Other operating items	0.1	0.0
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	1.8	0.0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	9.0	0.0
Operating expenses:
Direct operating costs (excluding items below)	0.0	0.0
Cost, Depreciation, Amortization and Depletion	0.7	0.7
Selling, general and administrative	25.6	24.2
Other operating items	0.0	0.0
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	(17.3)	(24.9)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
REVENUE	(58.3)	0.0
Operating expenses:
Direct operating costs (excluding items below)	(33.4)	0.0
Cost, Depreciation, Amortization and Depletion	(16.6)	0.0
Selling, general and administrative	(6.4)	0.0
Other operating items	(0.1)	0.0
Equity in losses of unconsolidated subsidiary	(1.3)
INCOME (LOSS) FROM OPERATIONS	(3.1)	0.0
Parent Company [Member] | Saudi Arabia Joint Venture [Member]
Operating expenses:
Equity in losses of unconsolidated subsidiary	$ (1.3)
Equity Method Investment, Ownership Percentage	50.00%
SAUDI ARABIA | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	$ 87.9	94.2
SAUDI ARABIA | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	9.0	0.0
UNITED STATES | Deepwater Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	52.1	160.7
UNITED STATES | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	1.4	10.8
NORWAY | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	38.8	51.2
TRINIDAD AND TOBAGO | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	11.6	41.4
UNITED KINGDOM | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	10.4	15.5
Other Countries [Member] | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE	$ 0.0	$ 0.5
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Operating expenses:
Equity Method Investment, Ownership Percentage	50.00%